Portfolio of Investments
Wanger Select, March 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.0%
Issuer	Shares	Value ($)
Communication Services 2.1%
Entertainment 2.1%
Roblox Corp., Class A(a)	40,747	1,884,141
Total Communication Services		1,884,141
Consumer Discretionary 17.3%
Diversified Consumer Services 5.7%
Bright Horizons Family Solutions, Inc.(a)	24,783	3,288,456
Chegg, Inc.(a)	48,974	1,776,777
Total		5,065,233
Hotels, Restaurants & Leisure 9.5%
Churchill Downs, Inc.	13,010	2,885,358
Planet Fitness, Inc., Class A(a)	47,601	4,021,333
Wingstop, Inc.	13,747	1,613,210
Total		8,519,901
Internet & Direct Marketing Retail 2.0%
Etsy, Inc.(a)	14,173	1,761,421
Specialty Retail 0.1%
Vroom, Inc.(a)	40,187	106,897
Total Consumer Discretionary		15,453,452
Consumer Staples 7.0%
Food & Staples Retailing 5.1%
BJ’s Wholesale Club Holdings, Inc.(a)	68,066	4,601,942
Household Products 1.9%
Church & Dwight Co., Inc.	17,023	1,691,746
Total Consumer Staples		6,293,688
Energy 1.9%
Oil, Gas & Consumable Fuels 1.9%
Matador Resources Co.	33,204	1,759,148
Total Energy		1,759,148
Financials 6.4%
Banks 2.0%
Lakeland Financial Corp.	24,197	1,766,381
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 4.4%
Ares Management Corp., Class A	23,851	1,937,417
GCM Grosvenor, Inc., Class A	205,830	1,998,609
Total		3,936,026
Total Financials		5,702,407
Health Care 22.3%
Biotechnology 4.5%
Horizon Therapeutics PLC(a)	21,864	2,300,312
Intellia Therapeutics, Inc.(a)	13,188	958,372
Mirati Therapeutics, Inc.(a)	9,770	803,289
Total		4,061,973
Health Care Equipment & Supplies 1.4%
Insulet Corp.(a)	4,751	1,265,619
Health Care Providers & Services 5.9%
Amedisys, Inc.(a)	25,079	4,320,861
Chemed Corp.	1,859	941,676
Total		5,262,537
Health Care Technology 1.8%
Doximity, Inc., Class A(a)	30,411	1,584,109
Life Sciences Tools & Services 7.7%
10X Genomics, Inc., Class A(a)	20,504	1,559,739
Bio-Techne Corp.	6,727	2,913,060
Repligen Corp.(a)	12,752	2,398,524
Total		6,871,323
Pharmaceuticals 1.0%
Catalent, Inc.(a)	8,274	917,587
Total Health Care		19,963,148
Industrials 14.4%
Air Freight & Logistics 0.6%
GXO Logistics, Inc.(a)	8,231	587,200
Commercial Services & Supplies 2.0%
Rollins, Inc.	50,398	1,766,450
Wanger Select | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Wanger Select, March 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 3.3%
Atkor, Inc.(a)	20,815	2,049,028
Shoals Technologies Group, Inc., Class A(a)	53,770	916,241
Total		2,965,269
Machinery 1.8%
Ingersoll Rand, Inc.	31,480	1,585,018
Professional Services 3.2%
CoStar Group, Inc.(a)	42,571	2,835,654
Trading Companies & Distributors 3.5%
SiteOne Landscape Supply, Inc.(a)	19,267	3,115,281
Total Industrials		12,854,872
Information Technology 23.8%
Electronic Equipment, Instruments & Components 1.4%
CDW Corp.	7,086	1,267,615
IT Services 2.2%
MongoDB, Inc.(a)	4,312	1,912,760
Semiconductors & Semiconductor Equipment 0.4%
Marvell Technology, Inc.	5,198	372,749
Software 19.8%
Avalara, Inc.(a)	24,921	2,479,889
Bill.com Holdings, Inc.(a)	16,774	3,804,175
Common Stocks (continued)
Issuer	Shares	Value ($)
Cadence Design Systems, Inc.(a)	14,460	2,378,092
HubSpot, Inc.(a)	4,906	2,330,056
Trade Desk, Inc. (The), Class A(a)	49,729	3,443,733
Workiva, Inc., Class A(a)	10,917	1,288,206
Zscaler, Inc.(a)	8,327	2,009,138
Total		17,733,289
Total Information Technology		21,286,413
Materials 3.8%
Chemicals 3.8%
Albemarle Corp.	15,236	3,369,441
Total Materials		3,369,441
Total Common Stocks (Cost $99,458,903)		88,566,710

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(b),(c)	857,193	856,850
Total Money Market Funds (Cost $856,850)		856,850
Total Investments in Securities (Cost: $100,315,753)		89,423,560
Other Assets & Liabilities, Net		2,990
Net Assets		89,426,550

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	1,120,250	12,060,399	(12,323,799)	—	856,850	(432)	996	857,193
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Wanger Select | First Quarter Report 2022

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1QT7067_12_A01_(05/22)